GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2013
Goodwill And Intangible Assets Details
Balance as of February 28, 2011:	$ 13,106,969	$ 35,060,183
Goodwill acquired	47,872,214
Impairment	(25,919,000)
Balance as of February 29, 2012:	$ 60,979,183	$ 35,060,183